Cover	Aug. 26, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 26, 2022
Entity File Number	000-51074
Entity Registrant Name	GOLD ROCK HOLDINGS, INC.
Entity Central Index Key	0000894501
Entity Tax Identification Number	87-0434297
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2020 General Booth Blvd.
Entity Address, Address Line Two	Suite 230
Entity Address, City or Town	Virginia Beach
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23454
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false